Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jun. 16, 2020	Dec. 30, 2019	Jun. 30, 2020	Jan. 31, 2020	Jan. 06, 2020
IPO | ADS
Subsequent Events
Number of shares in transaction		11,500,000
Number of common shares issued per ADS		3
Share price		$ 5.38
Total offering size		$ 61,870
Subsequent Event [Member] | IPO | ADS
Subsequent Events
Total offering size				$ 61,870
L. R. Capital Property Investment Limited | Subsequent Event [Member]
Subsequent Events
Debt Securities, Available-for-sale				$ 58,400	$ 58,400
bears interest				6.00%	6.00%
Amount of Notes Redeemed	$ 8,000		$ 8,000